Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	10
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,296,120.83

Principal:
Principal Collections	$19,482,667.33
Prepayments in Full	$8,106,941.64
Liquidation Proceeds	$644,030.71
Recoveries	$4,921.65

Sub Total	$28,238,561.33

Collections	$31,534,682.16

Purchase Amounts:
Purchase Amounts Related to Principal	$110,485.47
Purchase Amounts Related to Interest	$496.34

Sub Total	$110,981.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$31,645,663.97

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	10
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,645,663.97
Servicing Fee	$726,333.20	$726,333.20	$0.00	$0.00	$30,919,330.77
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,919,330.77
Interest — Class A-2 Notes	$105,091.60	$105,091.60	$0.00	$0.00	$30,814,239.17
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$30,394,039.17
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$30,134,964.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,134,964.17
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$30,056,708.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,056,708.75
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$29,999,285.42
Third Priority Principal Payment	$2,487,200.23	$2,487,200.23	$0.00	$0.00	$27,512,085.19
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$27,439,860.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,439,860.19
Regular Principal Payment	$22,043,514.50	$22,043,514.50	$0.00	$0.00	$5,396,345.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,396,345.69
Residual Released to Depositor	$0.00	$5,396,345.69	$0.00	$0.00	$0.00

Total		$31,645,663.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,487,200.23
Regular Principal Payment					$22,043,514.50

Total					$24,530,714.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,530,714.73	$120.37	$105,091.60	$0.52	$24,635,806.33	$120.88
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$24,530,714.73	$31.59	$992,270.35	$1.28	$25,522,985.08	$32.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	10
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$175,152,662.24	0.8594341	$150,621,947.51	0.7390675
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$776,602,662.24	0.7123161	$752,071,947.51	0.6898160

Pool Information
Weighted Average APR		4.478%		4.469%
Weighted Average Remaining Term		47.89		47.10
Number of Receivables Outstanding		45,448		44,624
Pool Balance		$871,599,844.73		$842,900,890.55
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$777,676,661.05		$752,715,462.01
Pool Factor		0.7263333		0.7024175
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$12,643,513.36
Yield Supplement Overcollateralization Amount	$90,185,428.54
Targeted Overcollateralization Amount	$90,828,943.04
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$90,828,943.04
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	10
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	151	$354,829.03
(Recoveries)	24	$4,921.65

Net Losses for Current Collection Period		$349,907.38
Cumulative Net Losses Last Collection Period		$2,086,398.90

Cumulative Net Losses for all Collection Periods		$2,436,306.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.48%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	1.02%	425	$8,608,293.49
61-90 Days Delinquent	0.13%	45	$1,072,000.19
91-120 Days Delinquent	0.04%	12	$334,523.52
Over 120 Days Delinquent	0.05%	20	$379,367.66

Total Delinquent Receivables	1.23%	502	$10,394,184.86

Repossesion Inventory:

Repossesed in the Current Collection Period		54	$1,275,672.15
Total Repossesed Inventory		67	$1,664,236.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5415%
Preceding Collection Period			0.4951%
Current Collection Period			0.4898%
Three Month Average			0.5088%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1813%
Preceding Collection Period			0.1760%
Current Collection Period			0.1726%
Three Month Average			0.1766%

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